COMMITMENTS AND CONTINGENCIES - Maturity (Details) ¥ in Thousands	Dec. 31, 2022 CNY (¥)
Purchase Obligations
2023	¥ 281,049
2024	118,115
2025	83,711
2026	25,413
Thereafter	26,380
Total	¥ 534,668